Consolidated statements of changes in equity - BRL (R$) R$ in Thousands	Capital stock [Member]	Advance for future capital increase [Member]	Treasury Shares [Member]	Goodwill on transfer of shares [Member]	Special goodwill reserve of subsidiary [Member]	Unrealized hedge gain (losses) [Member]	Share-based payment [Member]	Gains on change in investment reserve [Member]	Accumu-lated losses [Member]	Total attributable to equity holders of the parent [Member]	Smiles' non-controlling interests [Member]	Total
Balances as of beginning of period at Dec. 31, 2015	R$ 2,924,887		R$ (22,699)	R$ 27,882	R$ 70,979	R$ (178,939)	R$ 103,126	R$ 690,379	R$ (8,177,626)	R$ (4,562,011)	R$ 224,022	R$ (4,337,989)
Changes in equity [abstract]
Other comprehensive income (loss), net						31,710				31,710		31,710
Stock options exercised											3,507	3,507
Share-based payments							12,658			12,658	413	13,071
Net income (loss) for the year (as restated)									845,985	845,985	252,745	1,098,730
Share issuance costs	(395)									(395)		(395)
Gains on change in investment								2,872		2,872	313	3,185
Restricted shares transferred			9,328	(7,462)			(1,866)
Interest attributable to shareholders' equity declared by Smiles											(10,422)	(10,422)
Dividends declared											(177,331)	(177,331)
Balances as of end of period at Dec. 31, 2016	2,924,492		(13,371)	20,420	70,979	(147,229)	113,918	693,251	(7,331,641)	(3,669,181)	293,247	(3,375,934)
Changes in equity [abstract]
Other comprehensive income (loss), net						67,913				67,913		67,913
Stock options exercised	2,692									2,692		2,692
Share-based payments							11,956			11,956	192	12,148
Treasury shares transferred			9,203	(2,637)			(6,566)
Net income (loss) for the year (as restated)									18,792	18,792	359,025	377,817
Capital increase from exercise of stock option in subsidiary											1,988	1,988
Share issuance costs											(523)	(523)
Gains on change in interest in investment								3,994		3,994		3,994
Sale of interest in subsidiary								63,300		63,300	4,865	68,165
Interest attributable to shareholders' equity declared by Smiles											(14,071)	(14,071)
Minimum dividends declared by Smiles											(46,931)	(46,931)
Additional dividends distributed by Smiles											(185,779)	(185,779)
Balances as of end of period at Dec. 31, 2017	2,927,184		(4,168)	17,783	70,979	(79,316)	119,308	760,545	(7,312,849)	(3,500,534)	412,013	(3,088,521)
Changes in equity [abstract]
Initial adoption of accounting standard - IFRS 9									1,675	1,675	38	1,713
Other comprehensive income (loss), net						(420,706)				(420,706)		(420,706)
Stock options exercised	15,428	R$ 2,818								18,246		18,246
Stock option exercised in subsidiary											875	875
Share-based payments							17,790			17,790	782	18,572
Effects on change in interest in investment								(561)		(561)	561
Treasury shares buyback			(15,929)							(15,929)		(15,929)
Treasury shares transferred			19,971	(286)			(19,685)
Net income (loss) for the year (as restated)									(1,085,393)	(1,085,393)	305,669	(779,724)
Dividends and interest on shareholders' equity paid by Smiles											(172,865)	(172,865)
Dividends and interest on shareholders' equity distributed by Smiles											(67,012)	(67,012)
Balances as of end of period at Dec. 31, 2018	R$ 2,942,612	R$ 2,818	R$ (126)	R$ 17,497	R$ 70,979	R$ (500,022)	R$ 117,413	R$ 759,984	R$ (8,396,567)	R$ (4,985,412)	R$ 480,061	R$ (4,505,351)